Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000815425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 07, 2018
Prospectus Date	rr_ProspectusDate	Dec. 07, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A